Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of Income and Share Data Used in Basic and Diluted Earnings (Loss) Per Share Computations
The following reflects the income and share data used in the basic and diluted earnings (loss) per ordinary share and ADS computations:

	Year ended December 31,
	2022	2023	2024
	(in thousands, except share and per share data)
Profit (Loss)	$(9,008)	$(40,990)	$57,567
Weighted average number of shares outstanding for basic EPS	184,587,104	225,183,996	248,290,190
Net effect of dilutive stock options	—	—	—
Net effect of dilutive warrants	—	—	10,004,114
Net effect of vesting of restricted stock	—	—	25,726.711
Net effect of conversion of convertible notes	—	—	—
Weighted average number of shares outstanding for diluted EPS	184,587,104	225,183,996	284,021,015
Basic earnings (loss) per share	$(0.05)	$(0.18)	$0.23
Diluted earnings (loss) per share	$(0.05)	$(0.18)	$0.20
ADS outstanding for basic earnings (loss) per ADS	18,458,710	22,518,400	24,829,019
ADS outstanding for diluted earnings (loss) per ADS	18,458,710	22,518,400	28,402,102
Basic earnings (loss) per ADS	$(0.49)	$(1.82)	$2.32
Diluted earnings (loss) per ADS	$(0.49)	$(1.82)	$2.03